Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	7.63%	8.95%	(8.09%)	1.89%	6.34%	5.46%	2.63%	1.88%	6.15%	(0.66%)
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	9.02%	16.43%	(13.48%)	8.03%	9.99%	8.36%	(1.46%)	9.58%	38.99%	(27.84%)
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	10.62%	14.47%	(12.51%)	24.45%	5.10%	19.42%	(7.19%)	12.64%	32.15%	(26.87%)
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	4.68%	5.23%	(7.44%)	9.68%	3.61%	11.50%	(3.24%)	11.12%	4.79%	(0.16%)
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	9.14%	13.12%	(2.59%)	3.82%	2.99%	9.76%	0.46%	6.85%	9.60%	(5.40%)
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	0.62%	(2.33%)	(7.05%)	4.30%	5.91%	16.73%